Shareholders' equity - Summary of Acquisition of Non Controlling Interests (Detail) - VTEX ARG [member] $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of Detailed Information about Acquisition of Non Controlling Interests [Line Items]
Cash consideration to be paid to former non-controlling shareholders	$ (27)
Carrying value of the additional interest in VTEX ARG	123
Difference recognized in capital reserve	$ 96